Contract Liabilities - Schedule of Contract Liabilities (Details) - Contract Liabilities [Member] - MYR (RM)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Contract Liabilities [Line Items]
As of July 1
Deferred during the year	157,320,000
Recognized as revenue during the year	(148,768,000)
As of June 30	8,552,000
Current	RM 8,552,000